EQUITY (Details Narrative) - USD ($)				6 Months Ended
	Sep. 15, 2023	Sep. 15, 2023	Mar. 01, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Oct. 15, 2023	Feb. 28, 2023	Nov. 30, 2022	Oct. 31, 2022	Mar. 14, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			50,000,000	50,000,000		50,000,000	50,000,000	50,000
Common stock, par value			$ 0.001	$ 0.001		$ 0.001		$ 1			$ 0.001
Shareholders fund capital									$ 50,000	$ 50,000
Common stock, shares issued				7,780,000		6,400,000	6,400,000	50,000			5,700,000
Stock issued during period shares share based compensation forfeited			44,300,000	44,300,000
Common stock, shares outstanding				7,780,000		6,400,000	6,400,000
Common stock, shares issued	700,000			1,380,000
Dividends common stock stock	$ 2,212,000	$ 2,212,000
Shares issued price per share	$ 3.16	$ 3.16		$ 4.00
Gross proceeds				$ 5,520,000
Net proceeds from Initial public offering				2,696,327
[custom:StatutoryReserve-0]				$ 606,881		$ 521,566
Wuxi Jinbang [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non controlling interest, equity interest				15.00%
Surrender Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value			$ 0.001
Common stock, shares issued			5,700,000
Common stock, shares outstanding			5,700,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized							50,000,000
Common stock, shares outstanding							6,400,000
Common stock, shares issued				1,380,000
Statutory Reserve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StatutoryReserve-0]				$ 606,881